CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2024		$ 117,858	$ 7,577	$ 135,496	$ (15,259)	$ (9,956)	$ 2,397	$ 120,255
Common shares issued as of the beginning of the period at Dec. 31, 2024			2,397,679,661			(149,529,818)
Net income		6,538		6,538			129	6,667
Other comprehensive income		1,221		(474)	1,695		61	1,282
COMPREHENSIVE INCOME		7,759		6,064	1,695		190	7,949
Dividend		(4,072)		(4,072)			(178)	(4,250)
Issuance of common shares		492	$ 30	462				492
Issuance of common shares (in shares)			11,149,053
Purchase of treasury shares		(4,239)				$ (4,239)		(4,239)
Purchase of treasury shares (in shares)						(62,261,210)
Sale of treasury shares	[1]			(414)		$ 414
Sale of treasury shares (in shares)	[1]					6,214,595
Share-based payments		340		340				340
Share cancellation		(120)	$ (345)	(8,397)		$ 8,622		(120)
Share cancellation (in shares)			(127,622,460)			127,622,460
Net issuance (repayment) of perpetual subordinated notes		(1,219)		(1,219)				(1,219)
Payments on perpetual subordinated notes		(156)		(156)				(156)
Other operations with non-controlling interests							(51)	(51)
Other items		(1)		(1)			2	1
Equity as of the end of the period at Jun. 30, 2025		116,642	$ 7,262	128,103	(13,564)	$ (5,159)	2,360	119,002
Common shares issued as of the end of the period at Jun. 30, 2025			2,281,206,254			(77,953,973)
Net income		6,589		6,589			101	6,690
Other comprehensive income		(992)		(523)	(469)		16	(976)
COMPREHENSIVE INCOME		5,597		6,066	(469)		117	5,714
Dividend		(4,063)		(4,063)			(170)	(4,233)
Purchase of treasury shares		(3,287)				$ (3,287)		(3,287)
Purchase of treasury shares (in shares)						(60,376,084)
Sale of treasury shares (in shares)	[1]					6,817
Share-based payments		245		245				245
Share cancellation		(68)	$ (203)	(4,307)		$ 4,442		(68)
Share cancellation (in shares)			(74,620,711)			74,620,711
Payments on perpetual subordinated notes		(164)		(164)				(164)
Other operations with non-controlling interests		(1)		(1)			337	336
Other items		(18)		(19)		$ 1	(4)	(22)
Equity as of the end of the period at Dec. 31, 2025		114,883	$ 7,059	125,860	(14,033)	$ (4,003)	2,640	117,523
Common shares issued as of the end of the period at Dec. 31, 2025			2,206,585,543			(63,702,529)
Net income								5,932
Other comprehensive income								1,062
COMPREHENSIVE INCOME								6,994
Equity as of the end of the period at Mar. 31, 2026								125,237
Equity as of the beginning of the period at Dec. 31, 2025		114,883	$ 7,059	125,860	(14,033)	$ (4,003)	2,640	117,523
Common shares issued as of the beginning of the period at Dec. 31, 2025			2,206,585,543			(63,702,529)
Net income		11,248		11,248			159	11,407
Other comprehensive income		1,167		1,280	(113)		3	1,170
COMPREHENSIVE INCOME		12,415		12,528	(113)		162	12,577
Dividend		(4,531)		(4,531)			(175)	(4,706)
Issuance of common shares		6,387	$ 295	6,092				6,387
Issuance of common shares (in shares)			100,985,040
Purchase of treasury shares		(2,654)				$ (2,654)		(2,654)
Purchase of treasury shares (in shares)						(26,319,030)
Sale of treasury shares	[1]			(426)		$ 426
Sale of treasury shares (in shares)	[1]					6,639,644
Share-based payments		372		372				372
Share cancellation		(31)	$ (74)	(1,564)		$ 1,607		(31)
Share cancellation (in shares)			(25,913,869)			25,913,869
Net issuance (repayment) of perpetual subordinated notes		1,751		1,751				1,751
Payments on perpetual subordinated notes		(184)		(184)				(184)
Other operations with non-controlling interests							(53)	(53)
Other items							(29)	(29)
Equity as of the end of the period at Jun. 30, 2026		128,408	$ 7,280	139,898	(14,146)	$ (4,624)	2,545	130,953
Common shares issued as of the end of the period at Jun. 30, 2026			2,281,656,714			(57,468,046)
Equity as of the beginning of the period at Mar. 31, 2026								125,237
Net income								5,475
Other comprehensive income								108
COMPREHENSIVE INCOME								5,583
Equity as of the end of the period at Jun. 30, 2026		$ 128,408	$ 7,280	$ 139,898	$ (14,146)	$ (4,624)	$ 2,545	$ 130,953
Common shares issued as of the end of the period at Jun. 30, 2026			2,281,656,714			(57,468,046)

[1]	Treasury shares related to the performance share grants.